Restricted Net Assets (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
Restricted Net Assets (Details) [Line Items]
Restricted net assets (in Yuan Renminbi)	¥ 118,970
Prior to Payments of Dividends as General Reserve Fund
Restricted Net Assets (Details) [Line Items]
Annual appropriations of profit net of tax, percentage	10.00%
Prior to Payments of Dividends as General Reserve Fund
Restricted Net Assets (Details) [Line Items]
Annual appropriations of profit net of tax, percentage	25.00%